Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199-3600
July 3, 2013
VIA EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549-1090

Re:	Allianz Funds (the “Trust”) (Registration Nos. 33-36528 and 811-6161)
Ladies and Gentlemen:
     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Trust to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify that:
     1. the definitive form of Prospectuses and definitive form of Statement of Additional Information, each dated July 1, 2013, for AllianzGI Small-Cap Blend Fund, a series of the Trust, do not differ from those contained in the Trust’s most recent amendment to its registration statement on file with the Commission; and
     2. the text of the Trust’s most recent amendment to its registration statement was filed electronically with the Commission on July 1, 2013 pursuant to Rule 485(b) under the Securities Act.
     Please contact me at (617) 951-7907 with any questions or comments regarding this matter.
Regards,
/s/ Richard R. Loewy, Esq.
Richard R. Loewy, Esq.

cc:	Brian Shlissel Thomas J. Fuccillo, Esq. Debra Rubano, Esq. David C. Sullivan, Esq. George B. Raine, Esq. Chetan A. Aras, Esq.